Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Absolute Return Income Opportunities Fund
IMPORTANT NOTICE REGARDING REPOSITIONING OF THE FUND, INCLUDING MATERIAL CHANGES TO INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”), has approved changes to the Fund’s name, investment objective, strategies, and benchmark, as further described below. After undertaking an assessment of the Fund’s current investment strategies, portfolio exposures and portfolio management composition, the Adviser recommended various changes as part of an initiative to reposition the Fund to shift its focus from employing an “absolute return” strategy to investing in a multi-sector portfolio of debt securities that portfolio management believes have high income potential (the “Repositioning”).
The Trustees are authorized to change the Fund’s investment objective and non‑fundamental principal investment strategies without a shareholder vote, subject to written notification to shareholders at least 60 days before making any material change. This Supplement serves as the foregoing required notification. Shareholders should consider whether the Fund remains an appropriate investment.
The Repositioning will be effective on or about March 4, 2026.
At that time, the Fund’s prospectuses will be updated accordingly as follows:
1.	Fund Name Change. The Fund’s name will change to Janus Henderson Low Duration Multi-Sector Income Fund.
2.	Investment Objective Change. The Fund will change its investment objective to seek to maximize total return and current income, consistent with preservation of capital.
3.	Principal Investment Strategy Change. The Fund’s principal investment strategies will be updated as follows:
a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund pursues its investment objective by primarily investing, under normal circumstances, in a multi-sector portfolio of U.S. and non‑U.S. debt securities of varying maturities that portfolio management believes have high income potential relative to other fixed-income instruments available at a given point in time. The Fund’s investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield bonds (also known as “junk” bonds); (iii) commercial loans; (iv) agency and non‑agency commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) convertible securities and preferred stock; and (vii) emerging market debt. Portfolio management believes that by investing in multiple sectors that potentially have low correlation to each other, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time.
The Fund’s average portfolio duration typically ranges from zero to three years. While the Fund primarily invests in investment-grade debt securities, it may invest up to 35% of its assets in below investment grade securities. The Fund may invest up to 15% of its assets in emerging market debt.
Securities in which the Fund may invest include bank loans, commercial paper, floating rate obligations, including collateralized loan obligations (and investments that provide exposure to collateralized loan obligations), credit risk transfer securities (“CRTs”), floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes, and fixed-rate notes. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities.
Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use swaps, including interest rate, total return and credit-default swaps, options, forward contracts, and interest rate or bond futures. The Fund may use derivatives for various investment purposes including for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. The Fund’s exposure to derivatives will vary. The Fund may engage in short sales of derivatives instruments.
Portfolio management’s investment process is research-driven, incorporating “top‑down” and “bottom‑up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one‑third of its total assets as determined at the time of the loan origination.
4.	Principal Investment Risks Change. The Fund’s principal investment risks will be updated as follows:
a.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are added:
Loan Risk. Bank loans are obligations of companies or other entities sometimes entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged. Loans are subject to credit risk, interest rate risk, and liquidity risk. Investments in certain commercial loans, such as bridge loads, DIP loans, and mezzanine loans subject the Fund to other risks. Bridge loans involve certain risks in addition to those associated with bank loans, including the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. DIP loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Because mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure, they are subject to the additional risk that the cash flow of the related borrower and any property securing the loan may be insufficient to repay the loan after the related borrower pays off any senior obligations.
Collateralized Loan Obligation Risk. The risks of investing in collateralized loan obligations (“CLO”) include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. Higher rated tranches (such as AAA rated tranches) do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio management may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.
Credit Risk Transfer Securities Risk. CRTs are unguaranteed and unsecured fixed or floating rate general obligations that are commonly issued by government sponsored enterprises. CRTs are not directly linked to or backed by the underlying mortgage loans, so investors such as the Fund have no direct recourse to the underlying mortgage loans in the event of a default. The risks associated with CRTs are different from the risks associated with investments in mortgage-backed securities issued by government sponsored enterprises or private issuers because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. These risks are in addition to the risks described under “Fixed-Income Securities Risk.”
TBA Commitments Risk. Although TBA commitments must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. Because TBA commitments do not require the delivery of a specific security, the characteristics of a security delivered to the Fund may be less favorable than expected. There is a risk that the security that the Fund buys will lose value between the purchase and settlement dates. TBA purchase and sales commitments may significantly increase the Fund’s portfolio turnover rate and are not included in the portfolio turnover rate calculation.
Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. As the Fund’s holdings change over time, the Fund’s exposure to a particular economic sector may fluctuate.
•
Industrials Sector Risk. The industrials sector is comprised of companies that produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation and spending, import controls, and worldwide competition. In addition, companies may be adversely affected by environmental damages, product liability claims and exchange rates, and may face product obsolescence due to rapid technological developments and frequent new product introduction.

Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets.
Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and thus, is subject to the risks of investments in both debt and equity securities. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and, therefore, also will react to variations in the general market for equity securities.
Preferred Stock Risk. Preferred stock is subject to similar risks as common stock and debt securities. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
b.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor replaces the corresponding risk factor:
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
c.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are removed:
Geographic Concentration Risk
Australia Risk
Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Global Allocation Fund – Conservative

Class A Shares	Class S Shares	Class T Shares
Class C Shares	Class I Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Conservative (the “Fund”), has approved the adoption of the Bloomberg Global Aggregate Bond Index (Hedged) as the new broad-based benchmark for the Fund, replacing the Bloomberg Global Aggregate Bond Index (Unhedged). In addition, the Fund will retain the Global Conservative Allocation Index (Unhedged) and adopt the Global Conservative Allocation Index (Hedged) as additional benchmark indices.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class T Shares
Return Before Taxes	6.56%	2.80%	3.24%
Return After Taxes on Distributions	5.73%	1.60%	2.06%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.01%	1.92%	2.29%
Class A Shares – Return Before Taxes(2)	0.30%	1.47%	2.50%
Class C Shares – Return Before Taxes(3)	4.62%	1.93%	2.46%
Class S Shares – Return Before Taxes	6.18%	2.46%	2.93%
Class I Shares – Return Before Taxes	6.66%	2.91%	3.37%
Bloomberg Global Aggregate Bond Index (Hedged) (reflects no deduction for expenses, fees, or taxes)	3.40%	0.48%	2.01%
Global Conservative Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	8.89%	4.49%	5.08%
Global Conservative Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	5.66%	2.92%	3.90%
Bloomberg Global Aggregate Bond Index (Unhedged) (reflects no deduction for expenses, fees, or taxes)	-1.69%	-1.96%	0.15%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund. The Fund’s additional benchmark indices are the Global Conservative Allocation Index (Hedged) and the Global Conservative Allocation Index (Unhedged). The indices are described below.
•
The Bloomberg Global Aggregate Bond Index (Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets. The Bloomberg Global Aggregate Bond Index (Hedged) represents a close estimation of the performance that can be achieved by hedging the currency exposure to USD.

•
The Global Conservative Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (Hedged) (60%) and the MSCI All Country World IndexSM (Unhedged) (40%).

•
The Global Conservative Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (Unhedged) (60%) and the MSCI All Country World IndexSM (Unhedged) (40%).

•	The Bloomberg Global Aggregate Bond Index (Unhedged) is a broad-based measure of the global investment grade fixed-rate debt markets.
Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Global Allocation Fund – Conservative
Class D Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Conservative (the “Fund”), has approved the adoption of the Bloomberg Global Aggregate Bond Index (Hedged) as the new broad-based benchmark for the Fund, replacing the Bloomberg Global Aggregate Bond Index (Unhedged). In addition, the Fund will retain the Global Conservative Allocation Index (Unhedged) and adopt the Global Conservative Allocation Index (Hedged) as additional benchmark indices.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class D Shares
Return Before Taxes	6.62%	2.88%	3.32%
Return After Taxes on Distributions	5.73%	1.64%	2.11%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.05%	1.96%	2.34%
Bloomberg Global Aggregate Bond Index (Hedged) (reflects no deduction for expenses, fees, or taxes)	3.40%	0.48%	2.01%
Global Conservative Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	8.89%	4.49%	5.08%
Global Conservative Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	5.66%	2.92%	3.90%
Bloomberg Global Aggregate Bond Index (Unhedged) (reflects no deduction for expenses, fees, or taxes)	-1.69%	-1.96%	0.15%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund. The Fund’s additional benchmark indices are the Global Conservative Allocation Index (Hedged) and the Global Conservative Allocation Index (Unhedged). The indices are described below.
•
The Bloomberg Global Aggregate Bond Index (Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets. The Bloomberg Global Aggregate Bond Index (Hedged) represents a close estimation of the performance that can be achieved by hedging the currency exposure to USD.

•
The Global Conservative Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (Hedged) (60%) and the MSCI All Country World IndexSM (Unhedged) (40%).

•
The Global Conservative Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (Unhedged) (60%) and the MSCI All Country World IndexSM (Unhedged) (40%).

•	The Bloomberg Global Aggregate Bond Index (Unhedged) is a broad-based measure of the global investment grade fixed-rate debt markets.
Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Global Allocation Fund – Growth

Class A Shares	Class S Shares	Class T Shares
Class C Shares	Class I Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Growth (the “Fund”), has approved the adoption of the Global Growth Allocation Index (Hedged) as an additional benchmark index for the Fund. The Fund will also retain the Global Growth Allocation Index (Unhedged) as an additional benchmark index.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class T Shares
Return Before Taxes	11.17%	5.52%	5.71%
Return After Taxes on Distributions	8.83%	3.73%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.07%	4.09%	4.25%
Class A Shares – Return Before Taxes(2)	4.59%	4.15%	4.97%
Class C Shares – Return Before Taxes(3)	9.18%	4.65%	4.88%
Class S Shares – Return Before Taxes	10.88%	5.22%	5.41%
Class I Shares – Return Before Taxes	11.28%	5.65%	5.85%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	17.49%	10.06%	9.23%
Global Growth Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	14.58%	8.27%	7.91%
Global Growth Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	13.43%	7.71%	7.50%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
The Fund’s broad-based benchmark index is the MSCI All Country World Index. The Fund’s additional benchmark indices are the Global Growth Allocation Index (Hedged), effective January 1, 2026, and the Global Growth Allocation Index (Unhedged). The indices are described below.
•	The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Growth Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Hedged) (20%).

•
The Global Growth Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Unhedged) (20%).

Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Global Allocation Fund – Growth
Class D Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Growth (the “Fund”), has approved the adoption of the Global Growth Allocation Index (Hedged) as an additional benchmark index for the Fund. The Fund will also retain the Global Growth Allocation Index (Unhedged) as an additional benchmark index.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class D Shares
Return Before Taxes	11.24%	5.60%	5.78%
Return After Taxes on Distributions	8.88%	3.78%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.11%	4.14%	4.30%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	17.49%	10.06%	9.23%
Global Growth Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	14.58%	8.27%	7.91%
Global Growth Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	13.43%	7.71%	7.50%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s broad-based benchmark index is the MSCI All Country World Index. The Fund’s additional benchmark indices are the Global Growth Allocation Index (Hedged), effective January 1, 2026, and the Global Growth Allocation Index (Unhedged). The indices are described below.
•	The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Growth Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Hedged) (20%).

•
The Global Growth Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Unhedged) (20%).

Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Global Allocation Fund – Moderate

Class A Shares	Class S Shares	Class T Shares
Class C Shares	Class I Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Moderate (the “Fund”), has approved the adoption of the Global Moderate Allocation Index (Hedged) as an additional benchmark index for the Fund. The Fund will also retain the Global Moderate Allocation Index (Unhedged) as an additional benchmark index.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class T Shares
Return Before Taxes	8.92%	4.22%	4.49%
Return After Taxes on Distributions	7.49%	2.80%	3.08%
Return After Taxes on Distributions and Sale of Fund Shares(1)	5.65%	3.02%	3.26%
Class A Shares – Return Before Taxes(2)	2.52%	2.87%	3.75%
Class C Shares – Return Before Taxes(3)	6.98%	3.35%	3.66%
Class S Shares – Return Before Taxes	8.46%	3.89%	4.17%
Class I Shares – Return Before Taxes	9.03%	4.33%	4.59%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes)	17.49%	10.06%	9.23%
Global Moderate Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	11.71%	6.41%	6.53%
Global Moderate Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	9.49%	5.32%	5.72%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
The Fund’s broad-based benchmark index is the MSCI All Country World Index. The Fund’s additional benchmark indices are the Global Moderate Allocation Index (Hedged), effective January 1, 2026, and the Global Moderate Allocation Index (Unhedged). The indices are described below.
•	The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Moderate Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (60%) and the Bloomberg Global Aggregate Bond Index (Hedged) (40%).

•
The Global Moderate Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (60%) and the Bloomberg Global Aggregate Bond Index (Unhedged) (40%).

Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Global Allocation Fund – Moderate
Class D Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Moderate (the “Fund”), has approved the adoption of the Global Moderate Allocation Index (Hedged) as an additional benchmark index for the Fund. The Fund will also retain the Global Moderate Allocation Index (Unhedged) as an additional benchmark index.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class D Shares
Return Before Taxes	8.89%	4.28%	4.55%
Return After Taxes on Distributions	7.44%	2.83%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares(1)	5.63%	3.06%	3.30%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes)	17.49%	10.06%	9.23%
Global Moderate Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	11.71%	6.41%	6.53%
Global Moderate Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	9.49%	5.32%	5.72%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s broad-based benchmark index is the MSCI All Country World Index. The Fund’s additional benchmark indices are the Global Moderate Allocation Index (Hedged), effective January 1, 2026, and the Global Moderate Allocation Index (Unhedged). The indices are described below.
•	The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Moderate Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (60%) and the Bloomberg Global Aggregate Bond Index (Hedged) (40%).

•
The Global Moderate Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (60%) and the Bloomberg Global Aggregate Bond Index (Unhedged) (40%).

Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Short Duration Flexible Bond Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Accordingly, effective January 2, 2026, the prospectuses for the Fund will be amended as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution/Services (12b‑1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.17%	0.20%	1.24%	0.24%	0.12%	0.34%
Total Annual Fund Operating Expenses	0.67%	1.45%	1.74%	0.49%	0.37%	0.59%
Fee Waiver and/or Expense Reimbursement(2)	0.04%	0.07%	0.91%	0.11%	0.04%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.63%	1.38%	0.83%	0.38%	0.33%	0.57%
(1) Restated to reflect current fees, effective January 2, 2026.
(2) The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b‑1 plan, shareholder servicing fees, out‑of‑pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.32%. In addition, the Adviser shall reimburse or waive out‑of‑pocket transfer agency/shareholder servicing costs, including, networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’s average daily net assets. The contractual waivers will remain in effect for at least a one‑year period commencing on January 2, 2026. These contractual waivers may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operation Expenses thereafter. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten‑year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$313	$455	$610	$1,060
Class C Shares	$240	$452	$786	$1,517
Class S Shares	$ 85	$459	$858	$1,976
Class I Shares	$ 39	$146	$263	$ 605
Class N Shares	$ 34	$115	$204	$ 464
Class T Shares	$ 58	$187	$327	$736

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$313	$455	$610	$1,060
Class C Shares	$140	$452	$786	$1,517
Class S Shares	$ 85	$459	$858	$1,976
Class I Shares	$ 39	$146	$263	$ 605
Class N Shares	$ 34	$115	$204	$ 464
Class T Shares	$ 58	$187	$327	$ 736
Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Short Duration Flexible Bond Fund
Class D Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Accordingly, effective January 2, 2026, the prospectuses for the Fund will be amended as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver and/or Expense Reimbursement(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.45%
(1) Restated to reflect current fees, effective January 2, 2026.
(2) The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out‑of‑pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.32%. In addition, the Adviser shall reimburse or waive out‑of‑pocket transfer agency/shareholder servicing costs, payable by any share class so that such fees do not exceed
0.06% of a share class’s average daily net assets. The contractual waivers will remain in effect for at least a one‑year period commencing on January 2, 2026. These contractual waivers may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operation Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 46	$ 151	$ 266	$ 601
Please retain this Supplement with your records.

Janus Henderson Absolute Return Income Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Absolute Return Income Opportunities Fund
IMPORTANT NOTICE REGARDING REPOSITIONING OF THE FUND, INCLUDING MATERIAL CHANGES TO INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”), has approved changes to the Fund’s name, investment objective, strategies, and benchmark, as further described below. After undertaking an assessment of the Fund’s current investment strategies, portfolio exposures and portfolio management composition, the Adviser recommended various changes as part of an initiative to reposition the Fund to shift its focus from employing an “absolute return” strategy to investing in a multi-sector portfolio of debt securities that portfolio management believes have high income potential (the “Repositioning”).
The Trustees are authorized to change the Fund’s investment objective and non‑fundamental principal investment strategies without a shareholder vote, subject to written notification to shareholders at least 60 days before making any material change. This Supplement serves as the foregoing required notification. Shareholders should consider whether the Fund remains an appropriate investment.
The Repositioning will be effective on or about March 4, 2026.
At that time, the Fund’s prospectuses will be updated accordingly as follows:
1.	Fund Name Change. The Fund’s name will change to Janus Henderson Low Duration Multi-Sector Income Fund.
2.	Investment Objective Change. The Fund will change its investment objective to seek to maximize total return and current income, consistent with preservation of capital.
3.	Principal Investment Strategy Change. The Fund’s principal investment strategies will be updated as follows:
a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund pursues its investment objective by primarily investing, under normal circumstances, in a multi-sector portfolio of U.S. and non‑U.S. debt securities of varying maturities that portfolio management believes have high income potential relative to other fixed-income instruments available at a given point in time. The Fund’s investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield bonds (also known as “junk” bonds); (iii) commercial loans; (iv) agency and non‑agency commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) convertible securities and preferred stock; and (vii) emerging market debt. Portfolio management believes that by investing in multiple sectors that potentially have low correlation to each other, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time.
The Fund’s average portfolio duration typically ranges from zero to three years. While the Fund primarily invests in investment-grade debt securities, it may invest up to 35% of its assets in below investment grade securities. The Fund may invest up to 15% of its assets in emerging market debt.
Securities in which the Fund may invest include bank loans, commercial paper, floating rate obligations, including collateralized loan obligations (and investments that provide exposure to collateralized loan obligations), credit risk transfer securities (“CRTs”), floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes, and fixed-rate notes. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities.
Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use swaps, including interest rate, total return and credit-default swaps, options, forward contracts, and interest rate or bond futures. The Fund may use derivatives for various investment purposes including for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. The Fund’s exposure to derivatives will vary. The Fund may engage in short sales of derivatives instruments.
Portfolio management’s investment process is research-driven, incorporating “top‑down” and “bottom‑up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one‑third of its total assets as determined at the time of the loan origination.
4.	Principal Investment Risks Change. The Fund’s principal investment risks will be updated as follows:
a.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are added:
Loan Risk. Bank loans are obligations of companies or other entities sometimes entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged. Loans are subject to credit risk, interest rate risk, and liquidity risk. Investments in certain commercial loans, such as bridge loads, DIP loans, and mezzanine loans subject the Fund to other risks. Bridge loans involve certain risks in addition to those associated with bank loans, including the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. DIP loans are subject to the risk that the entity will not emerge from bankruptcy and will be forced to liquidate its assets. Mezzanine loans generally are rated below investment grade, and frequently are unrated. Because mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure, they are subject to the additional risk that the cash flow of the related borrower and any property securing the loan may be insufficient to repay the loan after the related borrower pays off any senior obligations.
Collateralized Loan Obligation Risk. The risks of investing in collateralized loan obligations (“CLO”) include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. Higher rated tranches (such as AAA rated tranches) do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio management may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.
Credit Risk Transfer Securities Risk. CRTs are unguaranteed and unsecured fixed or floating rate general obligations that are commonly issued by government sponsored enterprises. CRTs are not directly linked to or backed by the underlying mortgage loans, so investors such as the Fund have no direct recourse to the underlying mortgage loans in the event of a default. The risks associated with CRTs are different from the risks associated with investments in mortgage-backed securities issued by government sponsored enterprises or private issuers because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. These risks are in addition to the risks described under “Fixed-Income Securities Risk.”
TBA Commitments Risk. Although TBA commitments must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. Because TBA commitments do not require the delivery of a specific security, the characteristics of a security delivered to the Fund may be less favorable than expected. There is a risk that the security that the Fund buys will lose value between the purchase and settlement dates. TBA purchase and sales commitments may significantly increase the Fund’s portfolio turnover rate and are not included in the portfolio turnover rate calculation.
Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. As the Fund’s holdings change over time, the Fund’s exposure to a particular economic sector may fluctuate.
•
Industrials Sector Risk. The industrials sector is comprised of companies that produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation and spending, import controls, and worldwide competition. In addition, companies may be adversely affected by environmental damages, product liability claims and exchange rates, and may face product obsolescence due to rapid technological developments and frequent new product introduction.

Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets.
Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and thus, is subject to the risks of investments in both debt and equity securities. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and, therefore, also will react to variations in the general market for equity securities.
Preferred Stock Risk. Preferred stock is subject to similar risks as common stock and debt securities. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
b.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor replaces the corresponding risk factor:
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
c.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are removed:
Geographic Concentration Risk
Australia Risk
Please retain this Supplement with your records.

Class A C S I T Shares [Member] | Janus Henderson Global Allocation Fund - Growth
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Global Allocation Fund – Growth

Class A Shares	Class S Shares	Class T Shares
Class C Shares	Class I Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Growth (the “Fund”), has approved the adoption of the Global Growth Allocation Index (Hedged) as an additional benchmark index for the Fund. The Fund will also retain the Global Growth Allocation Index (Unhedged) as an additional benchmark index.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class T Shares
Return Before Taxes	11.17%	5.52%	5.71%
Return After Taxes on Distributions	8.83%	3.73%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.07%	4.09%	4.25%
Class A Shares – Return Before Taxes(2)	4.59%	4.15%	4.97%
Class C Shares – Return Before Taxes(3)	9.18%	4.65%	4.88%
Class S Shares – Return Before Taxes	10.88%	5.22%	5.41%
Class I Shares – Return Before Taxes	11.28%	5.65%	5.85%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	17.49%	10.06%	9.23%
Global Growth Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	14.58%	8.27%	7.91%
Global Growth Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	13.43%	7.71%	7.50%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
The Fund’s broad-based benchmark index is the MSCI All Country World Index. The Fund’s additional benchmark indices are the Global Growth Allocation Index (Hedged), effective January 1, 2026, and the Global Growth Allocation Index (Unhedged). The indices are described below.
•	The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Growth Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Hedged) (20%).

•
The Global Growth Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Unhedged) (20%).

Please retain this Supplement with your records.

Class A C S I T Shares [Member] | Janus Henderson Global Allocation Fund - Moderate
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Global Allocation Fund – Moderate

Class A Shares	Class S Shares	Class T Shares
Class C Shares	Class I Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Moderate (the “Fund”), has approved the adoption of the Global Moderate Allocation Index (Hedged) as an additional benchmark index for the Fund. The Fund will also retain the Global Moderate Allocation Index (Unhedged) as an additional benchmark index.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class T Shares
Return Before Taxes	8.92%	4.22%	4.49%
Return After Taxes on Distributions	7.49%	2.80%	3.08%
Return After Taxes on Distributions and Sale of Fund Shares(1)	5.65%	3.02%	3.26%
Class A Shares – Return Before Taxes(2)	2.52%	2.87%	3.75%
Class C Shares – Return Before Taxes(3)	6.98%	3.35%	3.66%
Class S Shares – Return Before Taxes	8.46%	3.89%	4.17%
Class I Shares – Return Before Taxes	9.03%	4.33%	4.59%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes)	17.49%	10.06%	9.23%
Global Moderate Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	11.71%	6.41%	6.53%
Global Moderate Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	9.49%	5.32%	5.72%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
The Fund’s broad-based benchmark index is the MSCI All Country World Index. The Fund’s additional benchmark indices are the Global Moderate Allocation Index (Hedged), effective January 1, 2026, and the Global Moderate Allocation Index (Unhedged). The indices are described below.
•	The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Moderate Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (60%) and the Bloomberg Global Aggregate Bond Index (Hedged) (40%).

•
The Global Moderate Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (60%) and the Bloomberg Global Aggregate Bond Index (Unhedged) (40%).

Please retain this Supplement with your records.

Class A C S I T Shares [Member] | Janus Henderson Global Allocation Fund - Conservative
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Global Allocation Fund – Conservative

Class A Shares	Class S Shares	Class T Shares
Class C Shares	Class I Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Conservative (the “Fund”), has approved the adoption of the Bloomberg Global Aggregate Bond Index (Hedged) as the new broad-based benchmark for the Fund, replacing the Bloomberg Global Aggregate Bond Index (Unhedged). In addition, the Fund will retain the Global Conservative Allocation Index (Unhedged) and adopt the Global Conservative Allocation Index (Hedged) as additional benchmark indices.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class T Shares
Return Before Taxes	6.56%	2.80%	3.24%
Return After Taxes on Distributions	5.73%	1.60%	2.06%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.01%	1.92%	2.29%
Class A Shares – Return Before Taxes(2)	0.30%	1.47%	2.50%
Class C Shares – Return Before Taxes(3)	4.62%	1.93%	2.46%
Class S Shares – Return Before Taxes	6.18%	2.46%	2.93%
Class I Shares – Return Before Taxes	6.66%	2.91%	3.37%
Bloomberg Global Aggregate Bond Index (Hedged) (reflects no deduction for expenses, fees, or taxes)	3.40%	0.48%	2.01%
Global Conservative Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	8.89%	4.49%	5.08%
Global Conservative Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	5.66%	2.92%	3.90%
Bloomberg Global Aggregate Bond Index (Unhedged) (reflects no deduction for expenses, fees, or taxes)	-1.69%	-1.96%	0.15%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.
Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund. The Fund’s additional benchmark indices are the Global Conservative Allocation Index (Hedged) and the Global Conservative Allocation Index (Unhedged). The indices are described below.
•
The Bloomberg Global Aggregate Bond Index (Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets. The Bloomberg Global Aggregate Bond Index (Hedged) represents a close estimation of the performance that can be achieved by hedging the currency exposure to USD.

•
The Global Conservative Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (Hedged) (60%) and the MSCI All Country World IndexSM (Unhedged) (40%).

•
The Global Conservative Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (Unhedged) (60%) and the MSCI All Country World IndexSM (Unhedged) (40%).

•	The Bloomberg Global Aggregate Bond Index (Unhedged) is a broad-based measure of the global investment grade fixed-rate debt markets.
Please retain this Supplement with your records.

Class D Shares [Member] | Janus Henderson Short Duration Flexible Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Short Duration Flexible Bond Fund
Class D Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Accordingly, effective January 2, 2026, the prospectuses for the Fund will be amended as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver and/or Expense Reimbursement(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.45%
(1) Restated to reflect current fees, effective January 2, 2026.
(2) The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out‑of‑pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.32%. In addition, the Adviser shall reimburse or waive out‑of‑pocket transfer agency/shareholder servicing costs, payable by any share class so that such fees do not exceed
0.06% of a share class’s average daily net assets. The contractual waivers will remain in effect for at least a one‑year period commencing on January 2, 2026. These contractual waivers may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operation Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 46	$ 151	$ 266	$ 601
Please retain this Supplement with your records.

Class D Shares [Member] | Janus Henderson Global Allocation Fund - Growth
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Global Allocation Fund – Growth
Class D Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Growth (the “Fund”), has approved the adoption of the Global Growth Allocation Index (Hedged) as an additional benchmark index for the Fund. The Fund will also retain the Global Growth Allocation Index (Unhedged) as an additional benchmark index.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class D Shares
Return Before Taxes	11.24%	5.60%	5.78%
Return After Taxes on Distributions	8.88%	3.78%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.11%	4.14%	4.30%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	17.49%	10.06%	9.23%
Global Growth Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	14.58%	8.27%	7.91%
Global Growth Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	13.43%	7.71%	7.50%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s broad-based benchmark index is the MSCI All Country World Index. The Fund’s additional benchmark indices are the Global Growth Allocation Index (Hedged), effective January 1, 2026, and the Global Growth Allocation Index (Unhedged). The indices are described below.
•	The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Growth Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Hedged) (20%).

•
The Global Growth Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Unhedged) (20%).

Please retain this Supplement with your records.

Class D Shares [Member] | Janus Henderson Global Allocation Fund - Moderate
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Global Allocation Fund – Moderate
Class D Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Moderate (the “Fund”), has approved the adoption of the Global Moderate Allocation Index (Hedged) as an additional benchmark index for the Fund. The Fund will also retain the Global Moderate Allocation Index (Unhedged) as an additional benchmark index.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class D Shares
Return Before Taxes	8.89%	4.28%	4.55%
Return After Taxes on Distributions	7.44%	2.83%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares(1)	5.63%	3.06%	3.30%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes)	17.49%	10.06%	9.23%
Global Moderate Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	11.71%	6.41%	6.53%
Global Moderate Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	9.49%	5.32%	5.72%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s broad-based benchmark index is the MSCI All Country World Index. The Fund’s additional benchmark indices are the Global Moderate Allocation Index (Hedged), effective January 1, 2026, and the Global Moderate Allocation Index (Unhedged). The indices are described below.
•	The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Moderate Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (60%) and the Bloomberg Global Aggregate Bond Index (Hedged) (40%).

•
The Global Moderate Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (60%) and the Bloomberg Global Aggregate Bond Index (Unhedged) (40%).

Please retain this Supplement with your records.

Class D Shares [Member] | Janus Henderson Global Allocation Fund - Conservative
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Global Allocation Fund – Conservative
Class D Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Conservative (the “Fund”), has approved the adoption of the Bloomberg Global Aggregate Bond Index (Hedged) as the new broad-based benchmark for the Fund, replacing the Bloomberg Global Aggregate Bond Index (Unhedged). In addition, the Fund will retain the Global Conservative Allocation Index (Unhedged) and adopt the Global Conservative Allocation Index (Hedged) as additional benchmark indices.
Accordingly, effective January 1, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Performance Information” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class D Shares
Return Before Taxes	6.62%	2.88%	3.32%
Return After Taxes on Distributions	5.73%	1.64%	2.11%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.05%	1.96%	2.34%
Bloomberg Global Aggregate Bond Index (Hedged) (reflects no deduction for expenses, fees, or taxes)	3.40%	0.48%	2.01%
Global Conservative Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	8.89%	4.49%	5.08%
Global Conservative Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	5.66%	2.92%	3.90%
Bloomberg Global Aggregate Bond Index (Unhedged) (reflects no deduction for expenses, fees, or taxes)	-1.69%	-1.96%	0.15%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund. The Fund’s additional benchmark indices are the Global Conservative Allocation Index (Hedged) and the Global Conservative Allocation Index (Unhedged). The indices are described below.
•
The Bloomberg Global Aggregate Bond Index (Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets. The Bloomberg Global Aggregate Bond Index (Hedged) represents a close estimation of the performance that can be achieved by hedging the currency exposure to USD.

•
The Global Conservative Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (Hedged) (60%) and the MSCI All Country World IndexSM (Unhedged) (40%).

•
The Global Conservative Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (Unhedged) (60%) and the MSCI All Country World IndexSM (Unhedged) (40%).

•	The Bloomberg Global Aggregate Bond Index (Unhedged) is a broad-based measure of the global investment grade fixed-rate debt markets.
Please retain this Supplement with your records.

Class A C S I N T Shares [Member] | Janus Henderson Short Duration Flexible Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Short Duration Flexible Bond Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares
Supplement dated December 19, 2025
to Currently Effective Prospectuses
Accordingly, effective January 2, 2026, the prospectuses for the Fund will be amended as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:
ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees(1)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution/Services (12b‑1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.17%	0.20%	1.24%	0.24%	0.12%	0.34%
Total Annual Fund Operating Expenses	0.67%	1.45%	1.74%	0.49%	0.37%	0.59%
Fee Waiver and/or Expense Reimbursement(2)	0.04%	0.07%	0.91%	0.11%	0.04%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.63%	1.38%	0.83%	0.38%	0.33%	0.57%
(1) Restated to reflect current fees, effective January 2, 2026.
(2) The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b‑1 plan, shareholder servicing fees, out‑of‑pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.32%. In addition, the Adviser shall reimburse or waive out‑of‑pocket transfer agency/shareholder servicing costs, including, networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’s average daily net assets. The contractual waivers will remain in effect for at least a one‑year period commencing on January 2, 2026. These contractual waivers may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operation Expenses thereafter. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten‑year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$313	$455	$610	$1,060
Class C Shares	$240	$452	$786	$1,517
Class S Shares	$ 85	$459	$858	$1,976
Class I Shares	$ 39	$146	$263	$ 605
Class N Shares	$ 34	$115	$204	$ 464
Class T Shares	$ 58	$187	$327	$736

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$313	$455	$610	$1,060
Class C Shares	$140	$452	$786	$1,517
Class S Shares	$ 85	$459	$858	$1,976
Class I Shares	$ 39	$146	$263	$ 605
Class N Shares	$ 34	$115	$204	$ 464
Class T Shares	$ 58	$187	$327	$ 736
Please retain this Supplement with your records.